Presentation of Consolidated Financial Statements	12 Months Ended
Feb. 28, 2021
Presentation of Consolidated Financial Statements [Abstract]
PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
1.	PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

Reporting entity

Karooooo Ltd. (“Karooooo” or “the Company”) was incorporated on May 19, 2018 in the Republic of Singapore and is wholly owned by Isaias Jose Calisto. Cartrack Holdings Limited (“Cartrack”) is a public company that listed on the Johannesburg stock exchange in December 2014. Isaias Jose Calisto is the current CEO of Cartrack. Karooooo acquired an approximate 68 per cent interest in Cartrack effective July 17, 2019.

Through a flow of funds arrangement Karooooo’s acquisition of control of Cartrack was facilitated by Isaias Jose Calisto capitalizing Karooooo, which resulted in a loan from Isaias Jose Calisto that was repayable on demand in either cash or through the receipt of that number of Cartrack shares where the Cartrack share price is the equivalent of ZAR 13.44 per share, being the share price at which a mandatory public offer was made pursuant to the acquisition. Subsequent to the acquisition, Karooooo was the legal and beneficial owner of the Cartrack shares. As a consequence of the call option embedded within the loan, Karooooo did not acquire control as defined by IFRS10 Consolidated Financial Statements of Cartrack at that time; instead, control remained with Isaias Jose Calisto.

On November 18, 2020 the loan from Isaias Jose Calisto was converted into Karooooo share capital and as a consequence Karooooo acquired control of Cartrack. On this date, 20,331,894 shares were issued to Isaias Jose Calisto and Karooooo registered ZAR2,739,619,000 paid-up capital which resulted in a Common control reserve of ZAR2,709,236,000 arising due to the common control transaction.

Since the loan was eliminated as part of the common control transaction it is not presented as a financial liability in the consolidated annual financial statements.

The acquisition of control of Cartrack by Karooooo is considered to be a transaction under common control as ultimately both entities were controlled by Isaias Jose Calisto before and after the transaction. Therefore, the consolidated financial statements have been retrospectively recast to reflect Karooooo’s controlling interest in Cartrack for all previous periods presented. For the period prior to the incorporation of Karooooo the consolidated financial statements reflect Isaias Jose Calisto’s controlling interest in Cartrack, which he held through another personal holding company with no other operations that does not form part of the consolidated Group. There is currently no specific guidance on accounting for common control transactions under International Financial Reporting Standards issued by the International Accounting Standards Board (“IFRS”). In the absence of specific guidance Karooooo elected to apply the “pooling of interests” method of accounting. Under “pooling of interests” the assets and liabilities of Cartrack are carried over at their book values with no adjustment made for the acquisition price and prior periods are restated as if the common control transaction had occurred at the beginning of the earliest period presented.

The non-controlling interest principally relates to the public shareholders in Cartrack.

These consolidated annual financial statements comprise the Company and its subsidiaries (collectively the “Group” and individually “Group companies”).

After year end, the share capital of the Company increased from ZAR2,739,629,000 to 7,142,853,000 after the issuing of shares on the NASDAQ and the JSE on April 1, 2021 and April 21, 2021 respectively.

Statement of compliance

The consolidated annual financial statements are prepared in accordance with IFRS.

The policies applied in these consolidated annual financial statements are based on IFRS effective as of February 28, 2021.

The consolidated annual financial statements were approved for issue by the Directors on June 28, 2021.

Basis of measurement

The consolidated annual financial statements have been prepared on the historical cost basis with the exception of certain financial instruments which have been fair valued.

Functional and presentation currency

These consolidated annual financial statements are presented in South African rand (ZAR), which is the Group’s presentation currency. The Company’s functional currency is in United States Dollars (USD)

All financial information presented has been rounded off to the nearest thousand ZAR, unless otherwise indicated.